Derivative Instruments (Tables)	12 Months Ended
Dec. 31, 2014
Derivative [Line Items]
Schedule of Fair Values of Derivative Instrument Assets and Liabilities
The following table provides details of the fair values of our derivative instrument assets and liabilities:

	December 31, 2014			December 31, 2013
	Current	Long-term (a)	Total	Current	Long-term (a)	Total
	in millions
Assets:
Cross-currency and interest rate derivative contracts (b)	$443.6	$913.7	$1,357.3	$248.4	$520.8	$769.2
Equity-related derivative instruments (c)	—	400.2	400.2	—	430.4	430.4
Foreign currency forward contracts	2.5	—	2.5	2.6	—	2.6
Other	0.5	0.9	1.4	1.1	0.9	2.0
Total	$446.6	$1,314.8	$1,761.4	$252.1	$952.1	$1,204.2
Liabilities:
Cross-currency and interest rate derivative contracts (b)	$1,027.4	$1,443.9	$2,471.3	$727.2	$2,191.4	$2,918.6
Equity-related derivative instruments (c)	15.3	73.1	88.4	15.6	101.3	116.9
Foreign currency forward contracts	0.8	—	0.8	8.2	12.0	20.2
Other	0.2	0.1	0.3	0.2	0.6	0.8
Total	$1,043.7	$1,517.1	$2,560.8	$751.2	$2,305.3	$3,056.5
_______________

(a)	Our long-term derivative assets and liabilities are included in other assets, net, and other long-term liabilities, respectively, in our consolidated balance sheets.

(b)
We consider credit risk in our fair value assessments. As of December 31, 2014 and 2013, (i) the fair values of our cross-currency and interest rate derivative contracts that represented assets have been reduced by credit risk valuation adjustments aggregating $30.9 million and $9.8 million, respectively, and (ii) the fair values of our cross-currency and interest rate derivative contracts that represented liabilities have been reduced by credit risk valuation adjustments aggregating $64.6 million and $173.0 million, respectively. The adjustments to our derivative assets relate to the credit risk associated with counterparty nonperformance and the adjustments to our derivative liabilities relate to credit risk associated with our own nonperformance. In all cases, the adjustments take into account offsetting liability or asset positions within a given contract. Our determination of credit risk valuation adjustments generally is based on our and our counterparties’ credit risks, as observed in the credit default swap market and market quotations for certain of our subsidiaries’ debt instruments, as applicable. The changes in the credit risk valuation adjustments associated with our cross-currency and interest rate derivative contracts resulted in net gains (losses) of ($120.9 million), $15.3 million and ($57.3 million) during 2014, 2013 and 2012, respectively. These amounts are included in realized and unrealized gains (losses) on derivative instruments, net, in our consolidated statements of operations. For further information concerning our fair value measurements, see note 8.

(c)
Our equity-related derivative instruments include the fair value of (i) the ITV Collar (as described below) at December 31, 2014, (ii) the share collar (the Sumitomo Collar) with respect to the Sumitomo shares held by our company, (iii) the Virgin Media Capped Calls (as defined and described below) and (iv) the Ziggo Collar (as described below) at December 31, 2013. The fair values of our equity collars do not include credit risk valuation adjustments as we assume that any losses incurred by our company in the event of nonperformance by the respective counterparty would be, subject to relevant insolvency laws, fully offset against amounts we owe to such counterparty pursuant to the related secured borrowing arrangements.

Schedule of Realized and Unrealized Losses on Derivative Instruments
The details of our realized and unrealized gains (losses) on derivative instruments, net, are as follows:

	Year ended December 31,
	2014	2013	2012
	in millions
Cross-currency and interest rate derivative contracts	$293.6	$(586.5)	$(958.3)
Equity-related derivative instruments:
Ziggo Collar	(113.3)	(152.5)	—
ITV Collar	(77.4)	—	—
Sumitomo Collar	(46.0)	(206.4)	(109.0)
Virgin Media Capped Calls	0.4	(3.4)	—
Total equity-related derivative instruments	(236.3)	(362.3)	(109.0)
Foreign currency forward contracts	31.6	(72.9)	(6.0)
Other	(0.1)	1.3	3.0
Total	$88.8	$(1,020.4)	$(1,070.3)

Schedule of Cash Received (Paid) Related to Derivative Instruments Statement of Cash Flows Location
The net cash received or paid related to our derivative instruments is classified as an operating, investing or financing activity in our consolidated statements of cash flows based on the objective of the derivative instrument and the classification of the applicable underlying cash flows. For derivative contracts that are terminated prior to maturity, the cash paid or received upon termination that relates to future periods is classified as a financing activity. The classification of these cash inflows (outflows) are as follows:

	Year ended December 31,
	2014	2013	2012
	in millions
Operating activities	$(445.7)	$(402.1)	$(435.5)
Investing activities	(30.2)	(66.5)	23.7
Financing activities	(221.0)	524.5	(108.4)
Total	$(696.9)	$55.9	$(520.2)

Currency Swap [Member]
Derivative [Line Items]
Schedule of Derivative Instruments
The terms of our outstanding cross-currency swap contracts at December 31, 2014 are as follows:

Subsidiary / Final maturity date	Notional amount due from counterparty	Notional amount due to counterparty	Interest rate due from counterparty	Interest rate due to counterparty
	in millions
Virgin Media Investment Holdings Limited (VMIH), a subsidiary of Virgin Media:
February 2022	$1,400.0	£873.6	5.01%	5.49%
June 2020	$1,384.6	£901.4	6 mo. LIBOR + 2.75%	6 mo. GBP LIBOR + 3.18%
October 2020	$1,370.4	£881.6	6 mo. LIBOR + 2.75%	6 mo. GBP LIBOR + 3.10%
January 2021	$500.0	£308.9	5.25%	6 mo. GBP LIBOR + 2.06%
October 2022	$450.0	£272.0	6.00%	6.43%
January 2022	$425.0	£255.8	5.50%	5.82%
April 2019	$291.5	£186.2	5.38%	5.49%
November 2016 (a)	$55.0	£27.7	6.50%	7.03%
October 2019	$50.0	£30.3	8.38%	8.98%
October 2019 - October 2022	$50.0	£30.7	6.00%	5.75%
UPC Broadband Holding BV (UPC Broadband Holding), a subsidiary of UPC Holding BV:
July 2018	$525.0	€396.3	6 mo. LIBOR + 1.99%	6.25%
January 2020	$327.5	€249.5	6 mo. LIBOR + 4.92%	7.52%
January 2015 - July 2021	$312.0	€240.0	6 mo. LIBOR + 2.50%	6 mo. EURIBOR + 2.87%
January 2015	$300.0	€226.5	6 mo. LIBOR + 1.75%	5.78%
October 2020	$300.0	€219.1	6 mo. LIBOR + 3.00%	6 mo. EURIBOR + 3.04%
January 2017 - July 2021	$262.1	€194.1	6 mo. LIBOR + 2.50%	6 mo. EURIBOR + 2.51%
November 2019	$250.0	€181.5	7.25%	7.74%
November 2021	$250.0	€181.4	7.25%	7.50%
July 2018	$200.0	€151.0	6 mo. LIBOR + 3.00%	7.31%
January 2020	$197.5	€150.5	6 mo. LIBOR + 4.92%	6 mo. EURIBOR + 4.91%
July 2021	$128.0	€97.2	6 mo. LIBOR + 2.50%	6 mo. EURIBOR + 2.90%

Subsidiary / Final maturity date	Notional amount due from counterparty	Notional amount due to counterparty		Interest rate due from counterparty	Interest rate due to counterparty
	in millions
January 2015 - July 2018	$100.0		€75.4	6 mo. LIBOR + 1.75%	5.77%
December 2016	$340.0	CHF	370.9	6 mo. LIBOR + 3.50%	6 mo. CHF LIBOR + 4.01%
January 2017 - July 2021	$300.0	CHF	278.3	6 mo. LIBOR + 2.50%	6 mo. CHF LIBOR + 2.46%
November 2019	$250.0	CHF	226.8	7.25%	6 mo. CHF LIBOR + 5.01%
January 2020	$225.0	CHF	206.3	6 mo. LIBOR + 4.81%	5.44%
January 2015 - July 2021	$200.0	CHF	186.0	6 mo. LIBOR + 2.50%	6 mo. CHF LIBOR + 2.55%
January 2015	$171.5	CHF	187.1	6 mo. LIBOR + 2.75%	6 mo. CHF LIBOR + 2.95%
July 2020	$201.5	RON	489.3	6 mo. LIBOR + 3.50%	11.34%
January 2015	€898.4	CHF	1,466.0	6 mo. EURIBOR + 1.68%	6 mo. CHF LIBOR + 1.94%
January 2015 - January 2021	€720.8	CHF	877.0	6 mo. EURIBOR + 2.50%	6 mo. CHF LIBOR + 2.62%
January 2015 - September 2022	€383.8	CHF	477.0	6 mo. EURIBOR + 2.00%	6 mo. CHF LIBOR + 2.22%
January 2015 - January 2017	€360.4	CHF	589.0	6 mo. EURIBOR + 3.75%	6 mo. CHF LIBOR + 3.94%
April 2018	€285.1	CHF	346.7	10.51%	9.87%
January 2020	€175.0	CHF	258.6	7.63%	6.76%
January 2015 - July 2021	€161.4	CHF	187.1	6 mo. EURIBOR + 2.35%	6 mo. CHF LIBOR + 2.76%
July 2020	€107.4	CHF	129.0	6 mo. EURIBOR + 3.00%	6 mo. CHF LIBOR + 3.28%
January 2017	€75.0	CHF	110.9	7.63%	6.98%
December 2015	€69.1	CLP	53,000.0	3.50%	5.75%
January 2015	€365.8	CZK	10,521.8	5.48%	5.99%
January 2015 - January 2020	€318.9	CZK	8,818.7	5.58%	5.44%
January 2015 - January 2017	€60.0	CZK	1,703.1	5.50%	6.99%
July 2017	€39.6	CZK	1,000.0	3.00%	3.75%
January 2015	€260.0	HUF	75,570.0	5.50%	9.40%
January 2015 - January 2017	€260.0	HUF	75,570.0	5.50%	10.56%
December 2016	€150.0	HUF	43,367.5	5.50%	9.20%
July 2018	€78.0	HUF	19,500.0	5.50%	9.15%
January 2015	€400.5	PLN	1,605.6	5.50%	7.50%
January 2015 - January 2017	€245.0	PLN	1,000.6	5.50%	9.03%
September 2016	€200.0	PLN	892.7	6.00%	8.19%
January 2015 - January 2020	€144.6	PLN	605.0	5.50%	7.98%
July 2017	€82.0	PLN	318.0	3.00%	5.60%
December 2015	CLP 53,000.0		€69.1	5.75%	3.50%

Subsidiary / Final maturity date	Notional amount due from counterparty	Notional amount due to counterparty		Interest rate due from counterparty	Interest rate due to counterparty
	in millions
Amsterdamse Beheer-en Consultingmaatschappij BV (ABC B.V.), a subsidiary of Ziggo:
January 2022	$2,350.0		€1,727.0	6 mo. LIBOR + 2.75%	4.56%
Unitymedia Hessen GmbH & Co. KG (Unitymedia Hessen), a subsidiary of Unitymedia KabelBW:
January 2023	$1,652.9		€1,252.5	5.67%	4.50%
January 2021	$797.1		€546.5	5.50%	5.60%
VTR:
January 2022	$1,400.0	CLP	760,340.0	6.88%	10.94%
_______________

(a)
Unlike the other cross-currency swaps presented in this table, the identified cross-currency swap does not involve the exchange of notional amounts at the inception and maturity of the instrument.  Accordingly, the only cash flows associated with this instrument are interest payments and receipts.

Interest Rate Swap [Member]
Derivative [Line Items]
Schedule of Derivative Instruments
The terms of our outstanding interest rate swap contracts at December 31, 2014 are as follows:

Subsidiary / Final maturity date	Notional amount	Interest rate due from counterparty	Interest rate due to counterparty
	in millions
VMIH:
October 2018	£2,155.0	6 mo. GBP LIBOR	1.52%
January 2021	£650.0	5.50%	6 mo. GBP LIBOR + 1.84%
January 2021	£650.0	6 mo. GBP LIBOR + 1.84%	3.87%
December 2015	£600.0	6 mo. GBP LIBOR	2.90%
April 2018	£300.0	6 mo. GBP LIBOR	1.37%
UPC Broadband Holding:
July 2020	$1,000.0	6.63%	6 mo. LIBOR + 3.03%
January 2022	$750.0	6.88%	6 mo. LIBOR + 4.89%
January 2015	€1,554.0	1 mo. EURIBOR + 3.75%	6 mo. EURIBOR + 3.56%
January 2015 - January 2016	€1,554.0	1 mo. EURIBOR + 3.75%	6 mo. EURIBOR + 3.58%
January 2015	€1,364.8	6 mo. EURIBOR	3.44%
July 2020	€750.0	6.38%	6 mo. EURIBOR + 3.16%
January 2015 - January 2021	€750.0	6 mo. EURIBOR	2.57%
January 2015 - December 2016	€500.0	6 mo. EURIBOR	4.32%
January 2015 - January 2023	€290.0	6 mo. EURIBOR	2.79%
December 2015	€263.3	6 mo. EURIBOR	3.97%
January 2023	€210.0	6 mo. EURIBOR	2.88%
January 2015 - January 2018	€175.0	6 mo. EURIBOR	3.74%
January 2015 - July 2020	€171.3	6 mo. EURIBOR	3.95%

Subsidiary / Final maturity date	Notional amount		Interest rate due from counterparty	Interest rate due to counterparty
	in millions
July 2020		€171.3	6 mo. EURIBOR	4.32%
January 2015 - November 2021		€107.0	6 mo. EURIBOR	2.89%
January 2015	CHF	2,380.0	6 mo. CHF LIBOR	2.81%
January 2015 - January 2022	CHF	711.5	6 mo. CHF LIBOR	1.89%
January 2015 - January 2021	CHF	500.0	6 mo. CHF LIBOR	1.65%
January 2015 - January 2018	CHF	400.0	6 mo. CHF LIBOR	2.51%
January 2015 - December 2016	CHF	370.9	6 mo. CHF LIBOR	3.82%
January 2015 - November 2019	CHF	226.8	6 mo. CHF LIBOR + 5.01%	6.88%
ABC B.V.:
January 2022		€1,566.0	6 mo. EURIBOR	1.66%
Telenet International Finance S.a.r.l (Telenet International), a subsidiary of Telenet:
June 2023		€500.0	3 mo. EURIBOR	1.45%
July 2017 - June 2022		€420.0	3 mo. EURIBOR	2.08%
June 2021		€400.0	3 mo. EURIBOR	0.41%
July 2017 - June 2023		€382.0	3 mo. EURIBOR	1.89%
July 2017		€150.0	3 mo. EURIBOR	3.55%
August 2015 - June 2022		€55.0	3 mo. EURIBOR	1.81%
June 2015		€50.0	3 mo. EURIBOR	3.55%

Interest Rate Cap [Member]
Derivative [Line Items]
Schedule of Derivative Instruments
Our purchased and sold interest rate cap contracts with respect to EURIBOR at December 31, 2014 are detailed below:

	December 31, 2014
Subsidiary / Final maturity date	Notional amount	EURIBOR cap rate
	in millions
Interest rate caps purchased (a):
Liberty Global Europe Financing BV (LGE Financing), the immediate parent of UPC Holding BV:
January 2015 - January 2020	€735.0	7.00%
Telenet International:
June 2015 - June 2017	€50.0	4.50%
Telenet NV, a subsidiary of Telenet:
December 2017	€0.6	6.50%
December 2017	€0.6	5.50%

Interest rate cap sold (b):
UPC Broadband Holding:
January 2015 - January 2020	€735.0	7.00%

_______________

(a)	Our purchased interest rate caps entitle us to receive payments from the counterparty when EURIBOR exceeds the EURIBOR cap rate.

(b)	Our sold interest rate cap requires that we make payments to the counterparty when EURIBOR exceeds the EURIBOR cap rate.

Interest Rate Collar [Member]
Derivative [Line Items]
Schedule of Derivative Instruments
Our interest rate collar contracts establish floor and cap rates with respect to EURIBOR on the indicated notional amounts at December 31, 2014, as detailed below:

	December 31, 2014
Subsidiary / Final maturity date	Notional amount	EURIBOR floor rate (a)	EURIBOR cap rate (b)
	in millions
UPC Broadband Holding:
January 2015 - January 2020	€1,135.0	1.00%	3.54%
Telenet International:
July 2017	€650.0	2.00%	4.00%
 _______________

(a)	We make payments to the counterparty when EURIBOR is less than the EURIBOR floor rate.

(b)	We receive payments from the counterparty when EURIBOR is greater than the EURIBOR cap rate.

Foreign Currency Forwards [Member]
Derivative [Line Items]
Schedule of Derivative Instruments
The following table summarizes our outstanding foreign currency forward contracts at December 31, 2014:

Subsidiary	Currency purchased forward		Currency sold forward		Maturity dates
	in millions

UPC Broadband Holding		$0.8	CZK	14.9	January 2015 - March 2015
UPC Broadband Holding		€63.8	CHF	76.0	January 2015 - December 2015
UPC Broadband Holding		€4.5	CZK	123.3	January 2015 - March 2015
UPC Broadband Holding		€4.1	HUF	1,275.0	January 2015 - March 2015
UPC Broadband Holding		€12.0	PLN	51.0	January 2015 - March 2015
UPC Broadband Holding		£1.2		€1.4	January 2015 - March 2015
UPC Broadband Holding	CHF	67.0		€55.7	January 2015
UPC Broadband Holding	CZK	300.0		€10.9	January 2015
UPC Broadband Holding	HUF	7,400.0		€23.6	January 2015
UPC Broadband Holding	PLN	90.0		€20.9	January 2015
UPC Broadband Holding	RON	31.0		€6.9	January 2015
VTR		$52.4	CLP	31,739.4	January 2015 - December 2015